STATEMENTS OF FINANCIAL CONDITION - USD ($)		Dec. 31, 2016	Dec. 31, 2015
Equity in commodity trading accounts:
Cash (including restricted cash of $87,747,552 for 2016 and $96,102,994 for 2015)		$ 889,963,089	$ 1,040,573,314
Unrealized profit on open futures contracts		22,615,031	22,033,208
Unrealized profit on open forwards contracts		4,887,369	4,751,569
Cash and cash equivalents		515,711	518,196
Other assets		260,679	64,608
TOTAL ASSETS		918,241,879	1,067,940,895
LIABILITIES:
Brokerage commissions payable		7,521	7,009
Sponsor and Performance fees payable		2,472,295	2,846,826
Redemptions payable		11,747,492	18,980,515
Unrealized loss on open futures contracts		12,781,752	14,613,804
Unrealized loss on open forwards contracts		3,746,400	6,680,274
Other liabilities		583,208	669,369
Total liabilities		31,338,668	43,797,797
MEMBERS' CAPITAL:
Members' Capital (588,474,702 Units and 679,544,349 Units outstanding; unlimited Units authorized)		886,903,211	1,024,143,098
Total Members' Capital		886,903,211	1,024,143,098
TOTAL LIABILITIES AND MEMBERS' CAPITAL		918,241,879	1,067,940,895
Class A
MEMBERS' CAPITAL:
Total Members' Capital		$ 115,326,344	$ 120,342,696
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		$ 1.8617	$ 1.9048
Class C
MEMBERS' CAPITAL:
Total Members' Capital		$ 384,498,441	$ 465,517,528
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		$ 1.6543	$ 1.7095
Class D
MEMBERS' CAPITAL:
Total Members' Capital		$ 75,339,626	$ 75,664,376
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		$ 2.0509	$ 2.0671
Class I
MEMBERS' CAPITAL:
Total Members' Capital		$ 54,423,920	$ 58,240,855
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		$ 1.9373	$ 1.9742
Class M
MEMBERS' CAPITAL:
Total Members' Capital		$ 125,421,076	$ 118,530,695
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		$ 1.1524	$ 1.1615
Class F
MEMBERS' CAPITAL:
Total Members' Capital		$ 53,645,210	$ 53,536,345
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		$ 1.1531	$ 1.1508
Class F1
MEMBERS' CAPITAL:
Total Members' Capital		$ 38,222,098	$ 38,144,532
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		$ 1.1816	$ 1.1792
Class DI
MEMBERS' CAPITAL:
Total Members' Capital	[1]	$ 40,026,496	$ 94,166,071
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		$ 0.9629	$ 0.9704	[2]

[1]	Units issued on February 1, 2015.
[2]	Units issued on February 1, 2015. The ratios to average members' capital have been annualized. The performance fee ratios and total return have not been annualized.